Events Occurring After the Reporting Period - Additional Information (Details)			6 Months Ended
	Feb. 26, 2020	Oct. 04, 2019	Dec. 31, 2019
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Description of principal repayment			On October 4, 2019, the Group satisfied the milestones required to defer the commencement of principal repayments of the Hercules borrowings to April 2020. Subsequent to December 31, 2019, as disclosed in Note 11, the Group amended the terms of the loan agreement to defer the principal repayments to July 2020. At December 31, 2019, the principal repayments that were due in April 2020 to December 2020 are classified as current given that the amendment to the loan agreement was not executed prior to the period end. Principal repayments can be further deferred to July 2021 if certain milestones are satisfied.
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Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Principal repayment due term		2020-04
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Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Principal repayment due term		2020-12
Loan Agreement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Description of principal repayment			On February 26, 2020, the Group amended the terms of the loan agreement with Hercules to defer the commencement of principal repayments to July 2020. Principal repayments can be further deferred to July 2021 if certain milestones are met. Given the amendment to the loan agreement was executed after the reporting period, the principal repayments that were due to be paid in April to December 2020 are classified as current as at the reporting date.
Loan Agreement | Bottom of Range
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Principal repayment due term	2020-07		2020-04
Loan Agreement | Top of Range
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Principal repayment due term	2021-07		2020-12